Document And Entity Information	Dec. 10, 2021
Document Information Line Items
Entity Registrant Name	SIRIUS XM HOLDINGS INC.
Trading Symbol	SIRI
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000908937
Document Period End Date	Dec. 10, 2021
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34295
Entity Tax Identification Number	38-3916511
Entity Address, Address Line One	1221 Avenue of the Americas
Entity Address, Address Line Two	35th Fl.
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10020
City Area Code	(212)
Local Phone Number	584-5100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Security Exchange Name	NASDAQ